Inventories	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
INVENTORIES	INVENTORIES
9.1    Accounting policies
Inventory balances mainly comprise materials for maintenance and replacement of flight equipment parts. Inventories are measured at average acquisition cost plus expenses such as non-recoverable taxes, customs expenses incurred in the acquisition, and expenses with transportation to the warehouse. Expenses with freight transfers between operational bases are not capitalized, if incurred. Provisions for obsolescence of inventories are recorded for items not expected to be realized.
9.2    Breakdown of inventories

	December 31,
Description	2021	2020

Maintenance parts and materials	597,204	442,161
Flight attendance and uniforms	13,655	9,579
Provision for obsolescence of inventories	(38,935)	(49,153)
Total net	571,924	402,587
Set out below is the movement of the provision for obsolescence of inventories:

	December 31,
Description	2021	2020

Balances at the beginning of the year	(49,153)	(33,727)
Additions	(10,681)	(16,438)
Write-offs	2,566	1,012
Reversal of impairment	18,333	—
Balances at the end of year	(38,935)	(49,153)